Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,996,000
Previously Paid Amount	0.00
Total Fee Amount	5,204.79
Total Offset Amount	0.00
Net Fee	5,204.79
Narrative - Max Aggregate Offering Price	$ 33,996,000
Final Prospectus	true